Fair Values of Financial Instruments	12 Months Ended
Dec. 31, 2025
Bar Harbor Bankshares 401(k) Plan
Fair Values of Financial Instruments
Fair Values of Financial Instruments
(3)	Fair Values of Financial Instruments

U.S. GAAP establishes a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1: Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active market that the Plan has the ability to access.

Level 2: Inputs to the valuation methodology include:

●	Quoted prices for similar assets or liabilities in active markets.

●	Quoted prices for identical or similar assets or liabilities in inactive markets.

●	Inputs other than quoted prices that are observable for the asset or liability.

●	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (Contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3: Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

Common Collective Trust: The Common Collective Trust is valued at the Net Asset Value (“NAV”) of shares held by the Plan based on the fair value of their underlying assets reported in the fund’s audited financial statements.

Mutual Funds: Mutual funds are valued at quoted market prices, representing the NAV of shares held by the Plan, and are classified as Level 1, as they are actively traded and no valuation adjustments have been applied.

Common Stock: The Bar Harbor Bankshares (BHB) common stock is valued at quoted market prices and is classified as Level 1, as it is actively traded and no valuation adjustments have been applied.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the

	Level 1	Level 2	Level 3	Total
December 31, 2025
Mutual funds	$66,904,627	$—	$—	$66,904,927
Common Stock of BHB	4,335,091	—	—	4,335,091
Investments at fair value	71,239,718	—	—	71,239,718
Common Collective Trust (a)	—	—	—	1,697,248
Total Investments at fair value	$71,239,718	$—	$—	$72,936,966

December 31, 2024
Mutual funds	$55,630,182	$—	$—	$55,630,182
Common Stock of BHB	4,457,388	—	—	4,457,388
Investments at fair value	60,087,570	—	—	60,087,570
Common Collective Trust (a)	—	—	—	2,027,315
Total Investments at fair value	$60,087,570	$—	$—	$62,114,885

There were no transfers between levels during 2025 or 2024.

(a)	The investment measured at fair value using the NAV per share (or its equivalent) practical expedient has not been classified in the fair value hierarchy. The fair value amount included above is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of net assets available for benefits.

The following tables set forth additional disclosures of Plan’s investments whose fair value is estimated using NAV per share (or its equivalent) as of December 31, 2025 and 2024.

Fair Value Estimated Using NAV per Share

December 31, 2025

Investment	Fair Value	Unfunded Commitment	Redemption Frequency	Redemption Notice Period
Common Collective Trust:
Vanguard Retirement Savings Trust III	$1,697,248	$—	Daily	N/A

Fair Value Estimated Using NAV per Share

December 31, 2024

Investment	Fair Value	Unfunded Commitment	Redemption Frequency	Redemption Notice Period
Common Collective Trust:
Vanguard Retirement Savings Trust III	$2,027,315	$—	Daily	N/A